Warrant Liability	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of Warrant Liability Explanatory [Text Block]
15.	WARRANT LIABILITY

The warrants allow for the purchase of 2,142,857 common shares of the Company at an exercise price of US4.00 per common share. The warrants expire 5 years from the issue date of the promissory note. Under the terms of the warrants, the exercise price of the warrant will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the exercise price equal to the common share offering. Because the exercise price of the warrants will vary if the Company issues common shares at a price lower than the exercise price of the warrants, the warrants are classified as liabilities. (see 14(e) subsequent event for the change in exercise price as of January 13, 2022, to $2.30 per share).

Warrant liability
Balance, December 31, 2020	$-
Warrants issued as part of the convertible promissory note	2,946,066
Impact of warrants exercised during the year	(385,190)
Change in fair value	(384,190)
Balance, December 31, 2021	$2,176,686

The fair value of the warrants as at the issuance date was $2,946,066 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $3.93; exercise price: $4.00; expected volatility: 39%; dividend yield: 0%, risk-free rate: 0.47%.

During the year ended December 31, 2021, the holder exercised 250,000 warrants to acquire 250,000 common shares of the Company at an exercise price of $4.00 per common share. As a result of the exercise of the warrants, the Company received gross proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of the exercise was transferred to share capital. The fair value of the warrants at the exercise date was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $4.60; exercise price $4.00; expected volatility: 30%; dividend yield: 0%; risk-free rate: 1.24%.

As at December 31, 2021, the fair value of the remaining 1,892,857 warrants payable was determined to be $2,176,686 as calculated using the Black-Scholes Option Pricing Model with the following assumptions: share Price: $3.70; exercise price: $4.00; expected volatility: 37%; dividend yield: 0%; risk-free rate – 0.67%.